International Opportunity Portfolio (Prospectus Summary): | International Opportunity Portfolio
International Opportunity Portfolio

Prospectus Supplement

October 4, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated
October 4, 2011 to
the Morgan Stanley
Institutional Fund, Inc. (the "Fund")
Prospectus dated
April 29, 2011 of:

Opportunity Portfolios

Global Opportunity Portfolio (formerly Global Growth Portfolio)
International Opportunity Portfolio
Opportunity Portfolio (formerly Equity Growth Portfolio)

The second sentence of the fourth paragraph in the section of the Prospectus titled "Portfolio Summary—International Opportunity Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, CFDs and structured investments, and other related instruments and techniques.

Please retain this supplement for future reference.